Investment Objectives and Goals	Dec. 31, 2024
Virtus Newfleet Multi-Sector Intermediate Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Multi-Sector Intermediate Bond Series